Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-35722
Entity Registrant Name	TAOPING INC.
Entity Central Index Key	0001552670
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	21st Floor, Building 3
Entity Address, Address Line Two	Tianjin Science and Technology Plaza
Entity Address, Address Line Three	Keyan West Road
Entity Address, City or Town	Nankai District, Tianjin
Entity Address, Country	CN
Entity Address, Postal Zip Code	300192
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	TAOP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	9,552,783
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2814
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, United Kingdom
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	21st Floor, Building 3
Entity Address, Address Line Two	Tianjin Science and Technology Plaza
Entity Address, Address Line Three	Keyan West Road
Entity Address, City or Town	Nankai District, Tianjin
Entity Address, Country	CN
Entity Address, Postal Zip Code	300192
City Area Code	+86
Local Phone Number	22-87089858
Contact Personnel Name	Mr. Jianghuai Lin, Co-Chief Executive Officer
Contact Personnel Email Address	ir@taop.com